Prepayments and Other Current Assets [Text Block] (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]

Prepaid expenses and other current assets consisted of the following:

	As of December 31,	As of March 31,
	2017	2018	2018
	RMB	RMB	US$
Prepayments to suppliers	12,820	17,485	2,788
Prepaid rental expense	11,924	12,713	2,026
Staff advances	1,762	1,974	315
Deposits	10,411	11,766	1,876
Prepaid business tax, VAT and other surcharges	1,528	2,801	447
Other receivables(a)	2,126	39,980	6,373

	40,571	86,719	13,825

(a)	Included in this amount RMB34,256 (US$5,461) is due from senior management as of March 31, 2018. For further detail, see Note 11.

Prepaid expenses and other current assets consisted of the following:

	As at December 31,
	2016	2017	2017
	RMB	RMB	US$
Prepayments to suppliers	16,414	12,820	1,970
Prepaid rental expense	10,735	11,924	1,833
Staff advances	1,684	1,762	271
Deposits	7,625	10,411	1,600
Prepaid business tax, VAT and other surcharges	8,083	1,528	235
Other receivables	976	2,126	327

	45,517	40,571	6,236